FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 8.0
Level 2
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	697.0	$ 806.0
Derivative financial liabilities, fair value	(502.0)	(354.0)
Level 2 | Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	0.0		$ 0.0
Derivative financial liabilities, fair value	(1.0)		0.0
Level 2 | Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	524.0		221.0
Derivative financial assets, fair value	0.0
Derivative liability, notional amount	220.0		453.0
Derivative financial liabilities, fair value	(1.0)		$ 0.0
Level 2 | Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	144.0	166.0
Derivative financial liabilities, fair value	(251.0)	(142.0)
Level 2 | Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	4,777.0	1,198.0
Derivative financial assets, fair value	85.0	60.0
Derivative liability, notional amount	1,602.0	4,114.0
Derivative financial liabilities, fair value	(22.0)	(82.0)
Level 2 | Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,942.0	2,510.0
Derivative financial assets, fair value	6.0	53.0
Derivative liability, notional amount	4,058.0	825.0
Derivative financial liabilities, fair value	(73.0)	(11.0)
Level 2 | Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount
Derivative financial assets, fair value
Derivative liability, notional amount	350.0
Derivative financial liabilities, fair value	(5.0)
Level 2 | Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	4,055.0	619.0
Derivative financial assets, fair value	53.0	34.0
Derivative liability, notional amount		760.0
Derivative financial liabilities, fair value		(3.0)
Level 2 | Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount		920.0
Derivative financial assets, fair value		19.0
Derivative liability, notional amount	3,797.0	608.0
Derivative financial liabilities, fair value	(150.0)	(46.0)
Level 2 | Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	553.0	640.0
Derivative financial liabilities, fair value	(250.0)	(212.0)
Level 2 | Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,368.0	1,350.0
Derivative financial assets, fair value	237.0	373.0
Derivative liability, notional amount	1,203.0	486.0
Derivative financial liabilities, fair value	(121.0)	(46.0)
Level 2 | Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,733.0	1,538.0
Derivative financial assets, fair value	314.0	267.0
Derivative liability, notional amount	1,144.0	1,235.0
Derivative financial liabilities, fair value	(124.0)	(166.0)
Level 2 | Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	106.0	18.0
Derivative financial assets, fair value	2.0	0.0
Derivative liability, notional amount	262.0	0.0
Derivative financial liabilities, fair value	$ (6.0)	$ 0.0